Major Events in the Period and Events After the Period - Additional Information (Details)				1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 22, 2021 EUR (€) shares	Feb. 04, 2021 shares	Oct. 16, 2017 euroPerBond oCEANE	Jan. 31, 2021 EUR (€) shares	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Nov. 23, 2021 EUR (€)	Sep. 01, 2021 shares	Jun. 24, 2021 EUR (€)	Apr. 06, 2021 shares	Mar. 02, 2021 shares	Dec. 31, 2020 EUR (€) shares
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Contract costs recognized							€ 3,300,000
Expense of restructuring activities					€ (179,000)	€ 1,786,000
Impairment loss					157,000		196,000
Increase in capital					40,311,000	€ 1,698,000
Property, plant and equipment					8,554,000		€ 9,015,000						€ 11,648,000
Number of shares outstanding | shares						45,775,250	49,815,489						38,858,617
Fee and commission expense					2,303,000	€ 745,000
Number of shares issued during period (in shares) | shares	3,985,239
+ Proceeds from issue of share capital (net)	€ 28,000,000				€ 0	€ 0
Genfit | Ipsen
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Proportion of ownership interest in associate (as a percent)					8.00%		8.00%
Impairment
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Property, plant and equipment					€ (647,000)		€ (699,000)						€ (2,172,000)
Impairment | Fixtures And Fittings Premises
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Property, plant and equipment					€ (583,000)
OCEANE
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Number of debt instruments issued | oCEANE			6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond			29.60
New shares created (in shares) | shares									55,000		1,191,250	2,658,312
Number of shares outstanding | shares				1,923,662
Buyback of debt instruments, shareholder voting percentage to extend maturity term				98.00%
Conversion / exchange premium				550.00%		100.00%
Issued capital, ordinary shares				€ 11,457,562.5			€ 12,453,872.25
Number of shares issued and fully paid | shares				45,830,250			49,815,489
Maximum dilution of convertible instruments, percentage					18.00%
Number of shares issued during period (in shares) | shares		3,037,309
Pret Garanti Par L etat (PGE) Bancaire
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Nominal amount of the loan										€ 11,000,000
Subsidized Loan
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Nominal amount of the loan								€ 2,250,000